Consolidated Statement of Changes in Equity - USD ($) $ in Thousands		Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings /(Accumulated Deficit) [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2015		$ 1,730,752	$ 45	$ 798,357	$ (143,858)	$ 50,151	$ 536,327	$ 489,730
Share-based compensation expense		19,120	0	2,678	0	0	0	16,442
Settlement/Adjustment of share-based awards in subsidiary		337	0	19,501	0	0	0	(19,164)
Contribution from noncontrolling interest shareholder		0	0	1,333	0	0	0	(1,333)
Disposal of noncontrolling interest		(238)	0	0	0	0	0	(238)
Net income /(loss) attributable to Sohu.com Limited and noncontrolling interest shareholders		(114,973)	0	0	0	0	(224,021)	109,048
Accumulated other comprehensive loss		(77,155)	0	0	0	(46,931)	0	(30,224)
Others		(48)	0	(2)	0	0	0	(46)
Ending balance at Dec. 31, 2016		1,557,795	45	821,867	(143,858)	3,220	312,306	564,215
Consideration received from Sogou IPO, net of IPO Transaction Expenses		622,131	0	278,428	0	0	0	343,703
Share-based compensation expense		41,468	0	827	0	0	0	40,641
Settlement/Adjustment of share-based awards in subsidiary		494	0	(2,755)	0	0	0	3,249
Repurchase of Sogou Pre-IPO Class A Ordinary Shares from noncontrolling shareholders		(3,190)	0	0	0	0	0	(3,190)
Purchase of noncontrolling interest		193	0	88	0	0	0	105
Disposal of noncontrolling interest		(80)	0	0	0	0	0	(80)
Net income /(loss) attributable to Sohu.com Limited and noncontrolling interest shareholders		(470,003)	0	0	0	0	(554,526)	84,523
Accumulated other comprehensive loss		68,429	0	0	0	34,992	0	33,437
Ending balance at Dec. 31, 2017		1,817,237	45	1,098,455	(143,858)	38,212	(242,220)	1,066,603
Impact of adoption of new accounting standards	[1]	0	0	0	0	(7,501)	7,501	0
Share-based compensation expense		2,095	0	(5,559)	0	0	0	7,654
Settlement/Adjustment of share-based awards in subsidiary		1,811	0	9,839	0	0	0	(8,028)
Distribution of Changyou dividend to noncontrolling interest shareholders		(162,461)	0	0	0	0	0	(162,461)
Disposal of a majority-owned subsidiary		(2,113)	0	0	0	0	0	(2,113)
Liquidation of Sohu.com Inc.		0	(6)	(143,852)	143,858	0	0	0
Net income /(loss) attributable to Sohu.com Limited and noncontrolling interest shareholders		(67,359)	0	0	0	0	(160,082)	92,723
Accumulated other comprehensive loss		(37,339)	0	0	0	(5,992)	0	(31,347)
Others		1,080	0	0	0	0	0	1,080
Ending balance at Dec. 31, 2018		$ 1,552,951	$ 39	$ 958,883	$ 0	$ 24,719	$ (394,801)	$ 964,111

[1]	For details see Note 10 - Fair Value Measurements - Financial Instruments Measured at Fair Value - Equity Investments.